Short-term borrowings and long-term debt	12 Months Ended
Mar. 31, 2017
Debt Disclosure [Abstract]
Short-term borrowings and long-term debt
11.	Short-term borrowings and long-term debt

Short-term borrowings are comprised of the following:

	Yen in millions
	March 31
	2016	2017
Unsecured loans:
with a weighted-average interest rate of 7.70% with a weighted-average interest rate of 7.29%	86,467
		64,046
Secured loans:
with a weighted-average interest rate of 0.00%		20,000
Repurchase agreement:
with a weighted-average interest rate of 0.01%	62,805
with a weighted-average interest rate of 0.01%		310,609
Secured call money:
with a weighted-average interest rate of (0.08)%		70,000

	149,272	464,655

At March 31, 2017, a certain subsidiary in the Financial Services segment pledged marketable securities and securities investments with a book value of 61,994 million yen as collateral for 20,000 million yen of a short-term secured loan and 20,000 million yen of a long-term secured loan.

At March 31, 2017, a certain subsidiary in the Financial Services segment pledged securities investments with a book value of 247,961 million yen as collateral for 310,609 million yen of short-term repurchase agreements. The repurchase agreement provides for net settlement upon a termination event.

At March 31, 2017, a certain subsidiary in the Financial Services segment pledged marketable securities and securities investments with a book value of 88,007 million yen as collateral for 70,000 million yen of secured call money.

In addition, certain subsidiaries in the Financial Services segment pledged marketable securities and securities investments with an aggregate book value of 14,330 million yen as collateral for cash settlements, variation margins of futures markets and certain other purposes.

Long-term debt is comprised of the following:

	Yen in millions
	March 31
	2016	2017
Unsecured loans, representing obligations principally to banks:
Due 2016 to 2024, with interest rates ranging from 0.27% to 5.47% per annum	237,850
Due 2017 to 2024, with interest rates ranging from 0.24% to 5.10% per annum		63,248
Unsecured 0.55% bonds, due 2016	10,000
Unsecured 0.66% bonds, due 2017	45,000
Unsecured 0.43% bonds, due 2018	10,000	10,000
Unsecured 0.86% bonds, due 2018	150,000	150,000
Unsecured 2.00% bonds, due 2018	16,300	16,300
Unsecured 0.05% bonds, due 2019		69,793
Unsecured 2.07% bonds, due 2019	50,000	50,000
Unsecured 0.23% bonds, due 2021		89,670
Unsecured 1.41% bonds, due 2022	10,000	10,000
Unsecured 0.28% bonds, due 2023		15,000
Unsecured 0.42% bonds, due 2026		24,887
Unsecured zero coupon convertible bonds, due 2022	120,000	120,000
Secured 0.10% loans, due 2016 to 2019	40,000
Secured 0.00% loans, due 2019 to 2020		70,000
Capital lease obligations and other:
Due 2016 to 2024, with interest rates ranging from 0.36% to 9.99% per annum	43,248
Due 2017 to 2027, with interest rates ranging from 0.36% to 8.90% per annum		34,224
Guarantee deposits received	11,875	11,764

	744,273	734,886
Less — Portion due within one year	187,668	53,424

	556,605	681,462

At March 31, 2017, a certain subsidiary in the Financial Services segment pledged housing loans with a book value of 87,627 million yen as collateral for 50,000 million yen of a long-term loan.

In March 2012, Sony executed a 1,365 million U.S. dollar unsecured bank loan with a group of lenders having six to ten year maturity terms in connection with Sony’s acquisition of Ericsson’s 50% equity interest in Sony Ericsson. This bank loan utilizes the Japan Bank for International Cooperation Facility, which was established to facilitate overseas mergers and acquisitions by Japanese companies as a countermeasure against yen appreciation. The terms of this U.S. dollar loan require accelerated repayment of the entire outstanding balance if Sony Corporation or its wholly-owned subsidiaries discontinue the business of mobile devices featuring telephone functionality. In March 2016, Sony repaid 682 million U.S. dollars of the 1,365 million U.S. dollars. In September 2016, Sony repaid the remaining 683 million U.S. dollars.

On July 21, 2015, Sony issued 120,000 million yen of 130% callable unsecured zero coupon convertible bonds with stock acquisition rights due 2022 (the “Zero Coupon Convertible Bonds”). The bondholders are entitled to stock acquisition rights effective from September 1, 2015 to September 28, 2022. The initial conversion price is 5,008 yen per common share. In addition to the standard anti-dilution provisions, the conversion price is reduced for a certain period before an early redemption triggered upon the occurrence of certain corporate events including a merger, corporate split and delisting event. The reduced amount of the conversion price will be determined by a formula that is based on the effective date of the reduction and Sony’s common stock price. The reduced conversion price ranges from 3,526.5 yen to 5,008.0 yen per common share. The conversion price is also adjusted for dividends in excess of 25 yen per common share per fiscal year. Sony has the option to redeem all of the Zero Coupon Convertible Bonds outstanding at 100% of the principal amount after July 21, 2020, if the closing sales price per share of Sony’s common stock on the Tokyo Stock Exchange is 130% or more of the conversion price of the Zero Coupon Convertible Bonds for 20 consecutive trading days. Sony was not required to bifurcate any of the embedded features contained in the Zero Coupon Convertible Bonds for accounting purposes. There are no significant adverse debt covenants under the Zero Coupon Convertible Bonds.

In September 2016, Sony issued unsecured straight bonds in the aggregate principal amount of 200,000 million yen. Most of the proceeds from the issuance of the bonds have been applied to the repayment of borrowings and debt. Sony intends to apply the remaining proceeds to the repayment of borrowings and debt by the end of July 2017.

There are no significant adverse debt covenants or cross-default provisions related to the other short-term borrowings and long-term debt.

Aggregate amounts of annual maturities of long-term debt are as follows:

Fiscal year ending March 31	Yen in millions
2017	53,424
2018	203,639
2019	145,667
2020	55,000
2021	102,517
Later fiscal years	174,639

Total	734,886

At March 31, 2017, Sony had unused committed lines of credit amounting to 524,880 million yen and can generally borrow up to 180 days from the banks with whom Sony has committed line contracts. Furthermore, at March 31, 2017, Sony has commercial paper programs totaling 836,570 million yen. Sony can issue commercial paper for a period generally not in excess of 270 days up to the size of the programs.